Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of plant property equipment

Cost	Land and buildings	Vehicles, machinery, installations, computer equipment and furniture	Oil and gas properties		Wells and production facilities	Work in progress	Materials	Total
As of December 31, 2017	351	16,996	61,991		999,172	3,911	1,275	1,083,696
Additions	—	—	—		—	3,999	4,564	8,563
Transfers	—	644	—		2,995	(3,639)	—	—
Disposals	—	—	—		(288)	—	(1,241)	(1,529)

As of April 3, 2018	351	17,640	61,991		1,001,879	4,271	4,598	1,090,730

Accumulated depreciation from business combination of PELSA to arrive to net book value	(69)	(10,698)	(50,152)		(778,061)	—	—	(838,980)
Additions from PELSA’s acquisition (Note 32 .1)	14	409	47,725		12,588	225	17	60,978
Additions from business combination of JdM and Medanito (Note 32 .2)	1,818	1,726	—		78,298	4,254	—	86,096
Additions from business combination of APCO (Note 32 .3)	89	2,188	300,997		73,275	1,675	2,162	380,386
Additions (1)	18	1,116	9,000		4,732	117,348 (2)	18,085	150,299
Transfers	—	3,459	—		44,090	(32,178)	(15,371)	—
Disposals (2)	—	(175)	(18,255	) )	(11,839)	(4,902)	—	(35,171)

As of December 31, 2018	2,221	15,665	351,306		424,962	90,693	9,491	894,338

Additions (1)	224	83	261		4,596	142,791	96,624	244,579
Transfers	—	4,697	1,509		229,244	(157,959)	(77,491)	—
Disposals	—	(34)	—		(112)	—	(1,170)	(1,316)

As of December 31, 2019	2,445	20,411	353,076		658,690	75,525	27,454	1,137,601

Additions (1)	11	133	—		2,197	186,230	37,317	225,888
Transfers	—	1,410	—		216,536	(182,199)	(35,747)	—
Disposals (2)	—	(123)	—		(366)	—	(173)	(662)
Impairment of long -lived assets (3)	—	—	—		(394)	—	—	(394)

As of December 31, 2020	2,456	21,831	353,076		876,663	79,556	28,851	1,362,433

Accumulated depreciation	Land and buildings	Vehicles, machinery, installations, computer equipment and furniture	Oil and gas properties	Wells and production facilities	Work in progress	Materials	Total
As of December 31, 2017	(68)	(10,379)	(49,616)	(764,404)	—	—	(824,467)
Depreciation and depletion charge for the period	(1)	(319)	(536)	(13,657)	—	—	(14,513)

As of April 3, 2018	(69)	(10,698)	(50,152)	(778,061)	—	—	(838,980)

Reversal of Accumulated depreciation from business combination of PELSA	69	10,698	50,152	778,061	—	—	838,980
Depreciation and depletion charge for the period	(14)	(1,529)	(1,426)	(71,006)	—	—	(73,975)
Eliminated on disposals	—	175	—	184	—	—	359

As of December 31, 2018	(14)	(1,354)	(1,426)	(70,822)	—	—	(73,616)

Depreciation and depletion charge for the year	(75)	(2,518)	(18,063)	(126,323)	—	—	(146,979)
Disposals	—	34	—	26	—	—	60

As of December 31, 2019	(89)	(3,838)	(19,489)	(197,119)	—	—	(220,535)

Depreciation	(187)	(3,731)	(13,884)	(121,941)	—	—	(139,743)
Eliminated of disposals	—	103	—	—	—	—	103

As of December 31, 2020	(276)	(7,466)	(33,373)	(319,060)	—	—	(360,175)

Net book value
As of December 31, 2020	2,180	14,365	319,703	557,603	79,556	28,851	1,002,258

As of December 31, 2019	2,356	16,573	333,587	461,571	75,525	27,454	917,066

As of December 31, 2018	2,207	14,311	349,880	354,140	90,693	9,491	820,722

(1)
Additions of work in progress of year 2018 includes wells related to Águila Mora oil and gas property for 13,157. This transaction did not generate cash flows (Note
30
.3.5). Additions of wells and production facilities of the year 2019 includes 4,141 related to the reestimations of assets retirement obligation, and additions of the year 2020 includes 2,018 related to Business Combination mentioned in Note
32
.

(2)
Disposals of oil and gas properties of the year 2018 are related to CASO-Aguila Mora swap agreement. This transaction did not generate cash flow, and disposals of wells and production facilities of the year 2020 are related to the reestimation of assets retirement obligation.

(3)	See Note 3.2.2 for the details on impairment testing of oil and gas properties.